Taxes (Details) - Schedule of effective income tax rate reconciliation		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective income tax rate reconciliation [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate in China		8.30%	(22.50%)	(21.20%)
Tax rate difference outside China	[1]	(35.90%)
Change in valuation allowance		(0.40%)	0.40%
Additional R&D deduction in China		2.00%	(0.50%)	(0.50%)
Permanent difference		(1.00%)	0.60%	4.50%
Effective tax rate		(2.00%)	3.00%	7.80%

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.